REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2022
Revenue Recognition
REVENUE RECOGNITION

4.	REVENUE RECOGNITION

The following is a summary of revenue by category (in thousands):

	Year Ended December 31,
	2022	2021
Products sales	$142,844	$148,160
Non-recurring engineering (“NRE”)	4,944	12,527
Product maintenance contracts	9,418	8,127
Professional service contracts	3,975	5,457
Software licenses	5,184	1,758
Other	894	1,254
Total revenues	$167,259	$177,283

Revenue recognized at a point in time for NRE services amounted to $2.4 million and $3.0 million for the years ended December 31, 2022 and 2021, respectively. For services performed on a customer’s owned asset, since the customer controls the asset being enhanced, revenue is recognized over time as services are rendered. Revenue recognized over time for NRE services using a cost-based input method amounted to $2.5 million and $9.5 million for the years ended December 31, 2022 and 2021, respectively. The Company is allowed to bill for services performed under the contract in the event the contract is terminated.

The opening and closing balances of our contract asset and liability balances from contracts with customers as of December 31, 2022 and 2021 were as follows (in thousands):

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2021	$7,673	2,902
Balance as of December 31, 2022	9,001	2,892
Change	$1,328	$(10)

Remaining performance obligations represent the revenue that is expected to be recognized in future periods related to performance obligations included in a contract that are unsatisfied, or partially satisfied, as of the end of a period. As of December 31, 2022 and 2021, deferred revenue (both current and noncurrent) of $2.9 million and $2.9 million, respectively, represents the Company’s remaining performance obligations, of which $2.8 million and $2.5 million, respectively, is expected to be recognized within one year, with the remainder to be recognized thereafter.

Revenues for the years ended December 31, 2022 and 2021, include the following (in thousands):

	Year Ended December 31,
	2022	2021
Amounts included in the beginning of year contract liability balance	$2,383	$6,143